Share Capital - Share Repurchase Programs (Details) - shares shares in Thousands	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	May 10, 2022	Feb. 07, 2023	Dec. 31, 2024	Mar. 02, 2026	Feb. 25, 2025	Dec. 31, 2024	[1]	Feb. 25, 2024	Feb. 16, 2024	Dec. 31, 2023	Feb. 07, 2023	Mar. 03, 2025	Feb. 26, 2024	Feb. 17, 2023	May 11, 2022	Feb. 08, 2022
Share Capital
Number of Shares Repurchased						55,564				51,982
2022 Normal Course Issuer Bid
Share Capital
Maximum Shares for Repurchase																71,650
Maximum Shares for Repurchase (%)											5.00%
Number of Shares Repurchased	26,232
Amended 2022 Normal Course Issuer Bid
Share Capital
Maximum Shares for Repurchase															143,500
Maximum Shares for Repurchase (%)		10.00%
Number of Shares Repurchased		91,912
2023 Normal Course Issuer Bid
Share Capital
Maximum Shares for Repurchase														132,900
Maximum Shares for Repurchase (%)									10.00%
Number of Shares Repurchased								47,107
2024 Normal Course Issuer Bid
Share Capital
Maximum Shares for Repurchase													128,700
Maximum Shares for Repurchase (%)					10.00%
Number of Shares Repurchased			52,116
2025 Normal Course Issuer Bid
Share Capital
Maximum Shares for Repurchase												123,800
Maximum Shares for Repurchase (%)				10.00%

[1]	Includes $48 million of taxes on share repurchases for the year ended December 31, 2024.